CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Contributed Surplus [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings/(Accumulated Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Contributed Surplus [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Loss [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Retained Earnings/(Accumulated Deficit) [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance (in shares) at Dec. 31, 2018	141,969,666
Balance at Dec. 31, 2018	$ 1,420	$ 123,852	$ 786,881	$ (1,319)	$ (308,803)	$ 602,031
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	(9,341)	(9,341)
Share based compensation (in shares)	0
Share based compensation	$ 0	200	0	0	0	200
Other comprehensive income	0	0	0	49	0	49
Dividends Paid and Declared	$ 0	0	(9,936)	0	0	(9,936)
Balance (in shares) at Jun. 30, 2019	141,969,666
Balance at Jun. 30, 2019	$ 1,420	124,052	776,945	(1,270)	(318,144)	583,003
Balance (in shares) at Dec. 31, 2019	147,230,634												147,230,634
Balance at Dec. 31, 2019	$ 1,472	38,498	567,202	(1,396)	(10,352)	595,424	$ 0	$ 0	$ 0	$ 0	$ (125)	$ (125)	$ 1,472	$ 38,498	$ 567,202	$ (1,396)	$ (10,477)	$ 595,299
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss)/Income	$ 0	0	0	0	88,716	88,716
Common Shares Issued, net (in shares)	2,459,083
Common Shares Issued, net	$ 25	14,733	0	0	0	14,758
Share based compensation (in shares)	0
Share based compensation	$ 0	152	0	0	0	152
Other comprehensive income	0	0	0	(284)	0	(284)
Dividends Paid and Declared	$ 0	0	0	0	(61,186)	(61,186)
Balance (in shares) at Jun. 30, 2020	149,689,717
Balance at Jun. 30, 2020	$ 1,497	$ 53,383	$ 567,202	$ (1,680)	$ 17,053	$ 637,455